Transactions with Related Parties and Joint Operators (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure of Transactions Between Related Parties
Major transactions between the Company and its related parties are summarized as follows:

	2017	2018	2019
Revenue from sales of goods and services:
- Joint operations	18,138	56,560	44,130
- Associates	3,367	1,704	108

	21,505	58,264	44,238

Purchase of goods and services:
- Joint operations	14,191	601	1,765
- Associates	2,776	2,130	—

	16,967	2,731	1,765

Summary of Sale Purchase of Goods Services
c)	Balances at the end of the year were:

	At December 31,		At December 31,
	2018		2019
	Receivable	Payable	Receivable	Payable
Current portion:
Joint operations
Consorcio Rio Urubamba	9,122	—	9,042	—
Consorcio Peruano de Conservacion	6,417	—	3,592	—
Consorcio Italo Peruano	3,322	4,996	1,011	363
Consorcio Constructor Chavimochic	2,138	6,199	—	5,953
Consorcio GyM Conciviles	1,855	—	1,257	1,958
Consorcio La Gloria	1,369	1,006	1,750	1,017
Consorcio Ermitaño	781	624	831	440
Consorcio Terminales del Peru S.A.	459	—	1,176	—
Consorcio TNT Vial y Vives - DSD Chile Ltda	—	11,804	—	1,088
Consorcio Rio Mantaro	—	6,655	—	5,869
Consorcio Vial Quinua	—	1,970	—	2,048
Consorcio Huacho Pativilca	—	475	1,419	5,895
Consorcio CDEM	—	—	638	—
Consorcio GyM-Stracon	—	—	2,230	—
Consorcio GyM-OSSA	—	—	7,202	—
Consorcio Chicama Ascope	—	—	2,471	—
Other minors	9,215	11,323	1,407	2,102

	34,678	45,052	34,026	26,733

Other related parties
Ferrovías Argentina	—	10,242	—	12,183
Perú Piping Spools S.A.C.	225	—	2,632	—
Other minors	—	647	—	—

	225	10,889	2,632	12,183

Current portion	34,903	55,941	36,658	38,916

Non-current portion
Gasoducto Sur Peruano S.A.	773,927	—	544,842	—
Ferrovías Participaciones	—	21,849	—	22,583
Other minors	4,299	—	2,099	—

Non-current	778,226	21,849	546,941	22,583